Leasing Arrangements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Schedule Of Components Of Real Estate Operating Lease Cost
The components of total real estate operating lease cost for leases recorded under ASC 842 are as follows:

	Three Months Ended June 30, 2021
	Reported in:
(Amounts in thousands)	Location Operating Expenses	Pre-opening Location Expenses	Selling, General and Administrative Expenses	Restructuring and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$600,694	$24,909	$10,620	$50,288	$686,511
Non-cash GAAP straight-line lease cost	97,628	21,199	324	3,883	123,034
Amortization of lease incentives	(67,375)	(5,417)	(966)	(6,533)	(80,291)

Total real estate operating lease cost	$630,947	$40,691	$9,978	$47,638	$729,254

Early termination fees and related (gain)/loss	$—	$—	$—	$(96,415)	$(96,415)

	Six Months Ended June 30, 2021
	Reported in:
(Amounts in thousands)	Location Operating Expenses	Pre-opening Location Expenses	Selling, General and Administrative Expenses	Restructuring and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$1,300,034	$55,945	$20,134	$87,486	$1,463,599
Non-cash GAAP straight-line lease cost	131,283	25,534	902	2,021	159,740
Amortization of lease incentives	(142,401)	(10,158)	(1,794)	(10,495)	(164,848)

Total real estate operating lease cost	$1,288,916	$71,321	$19,242	$79,012	$1,458,491

Early termination fees and related (gain)/loss	$—	$—	$—	$(179,995)	$(179,995)

	Three Months Ended June 30, 2020
	Reported in:
(Amounts in thousands)	Location Operating Expenses	Pre-opening Location Expenses	Selling, General and Administrative Expenses	Restructuring and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$651,370	$36,322	$16,984	$275	$704,951
Non-cash GAAP straight-line lease cost	99,036	49,878	4,697	—	153,611
Amortization of lease incentives	(78,658)	(11,323)	(1,504)	175	(91,310)

Total real estate operating lease cost	$671,748	$74,877	$20,177	$450	$767,252

Early termination fees and related (gain)/loss	$—	$—	$—	$(39,193)	$(39,193)

	Six Months Ended June 30, 2020
	Reported in:
(Amounts in thousands)	Location Operating Expenses	Pre-opening Location Expenses	Selling, General and Administrative Expenses	Restructuring and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$1,266,768	$69,069	$34,579	$376	$1,370,792
Non-cash GAAP straight-line lease cost	228,901	112,126	12,147	—	353,174
Amortization of lease incentives	(143,483)	(23,562)	(3,327)	120	(170,252)

Total real estate operating lease cost	$1,352,186	$157,633	$43,399	$496	$1,553,714

Early termination fees and related (gain)/loss	$—	$—	$—	$(31,686)	$(31,686)

The components of total real estate operating lease cost for leases recorded under ASC 842 are as follows:

	Year Ended December 31, 2020
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$2,638,455	$128,452	$61,991	$1,863	$2,830,761
Non-cash GAAP straight-line lease cost	380,851	171,772	19,727	576	572,926
Amortization of lease incentives	(297,828)	(40,550)	(6,138)	(1,084)	(345,600)

Total real estate operating lease cost	$2,721,478	$259,674	$75,580	$1,355	$3,058,087

Early termination fees and related (gain)/loss	$—	$—	$—	$(37,354)	$(37,354)

	Year Ended December 31, 2019
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$1,686,431	$119,220	$64,949	$144	$1,870,744
Non-cash GAAP straight-line lease cost	411,161	484,099	19,776	—	915,036
Amortization of lease incentives	(169,676)	(60,447)	(6,109)	—	(236,232)

Total real estate operating lease cost	$1,927,916	$542,872	$78,616	$144	$2,549,548

Early termination fees and related (gain)/loss	$553	$—	$—	$3,162	$3,715

The components of total real estate operating lease cost for leases recorded under ASC 840 are as follows:

	Year Ended December 31, 2018
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Lease cost contractually paid or payable for the period (1)	$824,650	$80,736	$18,730	$—	$924,116
Non-cash GAAP straight-line lease cost	268,125	268,593	6,124	—	542,842
Amortization of lease incentives	(88,867)	(3,759)	(1,209)	—	(93,835)

Total real estate operating lease cost	$1,003,908	$345,570	$23,645	$—	$1,373,123

Early termination fees and related (gain)/loss	$—	$—	$—	$—	$—

(1)
Common area maintenance charges and real estate taxes, or “tenancy costs” are a non-lease
component as defined in ASC 842. We have elected to not separate non-lease
components in the determination of our lease obligation and therefore the costs associated with common area maintenance charges and real estate taxes billed in addition to our base rent, where applicable, have been included as a component of our total operating lease costs in 2019 and 2020. For comparability purposes, we have presented incremental common area maintenance charges and real estate taxes collectively, “tenancy costs”, contractually paid or payable, shown as a component of the total operating lease cost in all periods presented.

Schedule Of Operating Lease Costs Variable And Fixed
The Company’s total ASC 842 operating lease costs include both fixed and variable components as follows:

	Three Months Ended June 30, 2021
	Reported in:
(Amounts in thousands)	Location Operating Expenses	Pre-opening Location Expenses	Selling, General and Administrative Expenses	Restructuring and Other Related Costs	Total
Fixed real estate lease costs	$516,535	$35,411	$8,944	$43,270	$604,160
Fixed equipment and other lease costs	289	6	4	—	299

Total fixed lease costs	$516,824	$35,417	$8,948	$43,270	$604,459

Variable real estate lease costs	$114,412	$5,280	$1,034	$4,368	$125,094
Variable equipment and other lease costs	1,493	32	24	1,106	2,655

Total variable lease costs	$115,905	$5,312	$1,058	$5,474	$127,749

	Six Months Ended June 30, 2021
	Reported in:
(Amounts in thousands)	Location Operating Expenses	Pre-opening Location Expenses	Selling, General and Administrative Expenses	Restructuring and Other Related Costs	Total
Fixed real estate lease costs	$1,057,898	$61,313	$17,159	$69,830	$1,206,200
Fixed equipment and other lease costs	659	7	8	18	692

Total fixed lease costs	$1,058,557	$61,320	$17,167	$69,848	$1,206,892

Variable real estate lease costs	$231,018	$10,008	$2,083	$9,182	$252,291
Variable equipment and other lease costs	679	(32)	72	840	1,559

Total variable lease costs	$231,697	$9,976	$2,155	$10,022	$253,850

	Three Months Ended June 30, 2020
	Reported in:
(Amounts in thousands)	Location Operating Expenses	Pre-opening Location Expenses	Selling, General and Administrative Expenses	Restructuring and Other Related Costs	Total
Fixed real estate lease costs	$566,228	$71,312	$18,065	$362	$655,967
Fixed equipment and other lease costs	518	—	8	—	526

Total fixed lease costs	$566,746	$71,312	$18,073	$362	$656,493

Variable real estate lease costs	$105,520	$3,565	$2,112	$88	$111,285
Variable equipment and other lease costs	946	—	15	—	961

Total variable lease costs	$106,466	$3,565	$2,127	$88	$112,246

	Six Months Ended June 30, 2020
	Reported in:
(Amounts in thousands)	Location Operating Expenses	Pre-opening Location Expenses	Selling, General and Administrative Expenses	Restructuring and Other Related Costs	Total
Fixed real estate lease costs	$1,125,402	$148,150	$39,334	$410	$1,313,296
Fixed equipment and other lease costs	1,094	—	17	—	1,111

Total fixed lease costs	$1,126,496	$148,150	$39,351	$410	$1,314,407

Variable real estate lease costs	$226,784	$9,483	$4,065	$86	$240,418
Variable equipment and other lease costs	1,823	—	79	—	1,902

Total variable lease costs	$228,607	$9,483	$4,144	$86	$242,320

The Company’s total ASC 842 operating lease costs include both fixed and variable components as follows:

	Year Ended December 31, 2020
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Fixed real estate lease costs	$2,283,042	$243,298	$67,172	$613	$2,594,125
Fixed equipment and other lease costs	2,085	—	30	—	2,115

Total fixed lease costs	$2,285,127	$243,298	$67,202	$613	$2,596,240

Variable real estate lease costs	$438,436	$16,376	$8,408	$742	$463,962
Variable equipment and other lease costs	2,877	40	151	—	3,068

Total variable lease costs	$441,313	$16,416	$8,559	$742	$467,030

	Year Ended December 31, 2019
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Fixed real estate lease costs	$1,612,658	$507,591	$71,764	$144	$2,192,157
Fixed equipment and other lease costs	2,943	—	3,263	—	6,206

Total fixed lease costs	$1,615,601	$507,591	$75,027	$144	$2,198,363

Variable real estate lease costs	$315,258	$35,281	$6,852	$—	$357,391
Variable equipment and other lease costs	1,902	—	—	—	1,902

Total variable lease costs	$317,160	$35,281	$6,852	$—	$359,293

Schedule Of Finance Lease Cost
The Company also has certain leases accounted for as finance leases. Total lease costs for finance leases are as follows:

	Three Months Ended June 30, 2021			Three Months Ended June 30, 2020
	Reported in:			Reported in:
(Amounts in thousands)	Depreciation and Amortization	Interest Expense	Total	Depreciation and Amortization	Interest Expense	Total
Total finance lease cost	$1,232	$1,068	$2,300	$1,332	$1,178	$2,510

	Six Months Ended June 30, 2021			Six Months Ended June 30, 2020
	Reported in:			Reported in:
(Amounts in thousands)	Depreciation and Amortization	Interest Expense	Total	Depreciation and Amortization	Interest Expense	Total
Total finance lease cost	$2,515	$2,170	$4,685	$2,660	$2,368	$5,028

During 2018, the Company also had certain leases accounted for as capital leases under ASC 840 which beginning in 2019 are referred to as finance leases and accounted for under ASC 842. Total lease costs for these leases are as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
	Reported in:			Reported in:
	Depreciation			Depreciation
	and	Interest		and	Interest
(Amounts in thousands)	Amortization	Expense	Total	Amortization	Expense	Total
Total finance lease cost	$5,271	$4,675	$9,946	$4,499	$4,621	$9,120

	Year Ended December 31, 2018
	Reported in:
	Depreciation
	and	Interest
(Amounts in thousands)	Amortization	Expense	Total
Total capital lease cost	$2,162	$3,780	$5,942

Schedule Of Lease Related Assets And Liabilities Recorded On Balance Sheet
The below table presents the lease related assets and liabilities recorded on the accompanying balance sheet as of June 30, 2021 and December 31, 2020, as recorded in accordance with ASC 842:

(Amounts in thousands)	Balance Sheet Captions	June 30, 2021	December 31, 2020
Assets:
Operating lease right-of-use assets	Lease right-of-use assets, net	$13,923,373	$15,107,880
Finance lease right-of-use assets (1)	Property and equipment, net	47,821	48,116

Total leased assets		$13,971,194	$15,155,996

Liabilities:
Current liabilities
Operating lease liabilities	Current lease obligations	$868,348	$842,680
Finance lease liabilities	Current lease obligations	5,183	4,851

Total current liabilities		873,531	847,531

Non-current liabilities
Operating lease obligations	Long-term lease obligations	18,936,572	20,220,274
Finance lease obligations	Long-term lease obligations	40,972	43,332

Total non-current liabilities		18,977,544	20,263,606

Total lease obligations		$19,851,075	$21,111,137

(1)	Finance lease right-of-use assets are recorded net of accumulated amortization of $19.9 million and $17.6 million as of June 30, 2021 and December 31, 2020, respectively.

The below table presents the lease related assets and liabilities recorded on the accompanying balance sheet as of December 31, 2020 and 2019, as recorded in accordance with ASC 842:

		December 31,
(Amounts in thousands)	Balance Sheet Captions	2020	2019
Assets:
Operating lease right-of-use assets	Lease right-of-use assets, net	$15,107,880	$17,496,004
Finance lease right-of-use assets (1)	Property and equipment, net	48,116	35,580

Total leased assets		$15,155,996	$17,531,584

Liabilities:
Current liabilities
Operating lease liabilities	Current lease obligations	$842,680	$680,911
Finance lease liabilities	Current lease obligations	4,851	4,718

Total current liabilities		847,531	685,629

Non-current liabilities
Operating lease obligations	Long-term lease obligations	20,220,274	21,202,804
Finance lease obligations	Long-term lease obligations	43,332	48,359

Total non-current liabilities		20,263,606	21,251,163

Total lease obligations		$21,111,137	$21,936,792

(1)	Finance lease right-of-use assets are recorded net of accumulated amortization of $17.6 million and $13.0 million as of December 31, 2020 and 2019, respectively.

Schedule Of Weighted Average Remaining Lease Term Discount Rates For Operating And Finance Leases
The weighted average remaining lease term and weighted average discount rate for operating and finance leases as of June 30, 2021 and December 31, 2020 were as follows:

	June 30, 2021		December 31, 2020
	Operating	Finance	Operating	Finance
Weighted average remaining lease term (in years)	13	9	13	10
Weighted average discount rate percentage	8.8%	7.5%	8.7%	7.5%

The weighted average remaining lease term and weighted average discount rate for operating and finance leases as of December 31, 2020 and 2019 were as follows:

	December 31, 2020		December 31, 2019
	Operating	Finance	Operating	Finance
Weighted average remaining lease term (in years)	13	10	14	10
Weighted average discount rate percentage	8.7%	7.5%	8.1%	7.4%

Schedule Of Annual Lease Obligations Related To Finance And Operating Leases
The Company’s aggregate annual lease obligations relating to non-cancelable
finance and operating leases in possession as of June 30, 2021 as presented in accordance with ASC 842:

(Amounts in thousands)	Finance Leases	Operating Leases	Total
Remainder of 2021	$4,598	$1,244,849	$1,249,447
2022	9,191	2,517,258	2,526,449
2023	8,849	2,597,497	2,606,346
2024	7,335	2,653,586	2,660,921
2025	6,334	2,680,086	2,686,420
2026 and beyond	32,470	22,446,916	22,479,386

Total undiscounted fixed minimum lease cost payments	68,777	34,140,192	34,208,969
Less amount representing lease incentive receivables (1)	—	(476,877)	(476,877)
Less amount representing interest	(22,622)	(13,858,395)	(13,881,017)

Present value of future lease payments	46,155	19,804,920	19,851,075
Less current portion of lease obligation	(5,183)	(868,348)	(873,531)

Total long-term lease obligation	$40,972	$18,936,572	$18,977,544

(1)
Lease incentives receivable primarily represent amounts expected to be received by the Company relating to payments for leasehold improvements that are reimbursable pursuant to lease provisions with relevant landlords and receivables for broker commissions earned for negotiating certain of the Company’s leases.

The Company’s aggregate annual lease obligations relating to non-cancelable
finance and operating leases in possession as of December 31, 2020 as presented in accordance with ASC 842:

(Amounts in thousands)	Finance Leases	Operating Leases	Total
2021	$9,447	$2,563,634	$2,573,081
2022	9,482	2,702,441	2,711,923
2023	9,092	2,757,020	2,766,112
2024	7,464	2,804,710	2,812,174
2025	6,338	2,835,422	2,841,760
2026 and beyond	32,470	23,362,437	23,394,907

Total undiscounted fixed minimum lease cost payments	74,293	37,025,664	37,099,957
Less amount representing lease incentive receivables (1)	—	(698,791)	(698,791)
Less amount representing interest	(26,109)	(15,263,919)	(15,290,028)

Present value of future lease payments	48,184	21,062,954	21,111,138
Less current portion of lease obligation	(4,851)	(842,680)	(847,531)

Total long-term lease obligation	$43,333	$20,220,274	$20,263,607

(1)
Lease incentives receivable primarily represent amounts expected to be received by the Company relating to payments for leasehold improvements that are reimbursable pursuant to lease provisions with relevant landlords and receivables for broker commissions earned for negotiating certain of the Company’s leases.

The Company’s aggregate annual lease obligations relating to non-cancelable
finance and operating leases in possession as of December 31, 2019 as presented in accordance with ASC 842:

(Amounts in thousands)	Finance Leases	Operating Leases	Total
2020	$9,429	$2,416,519	$2,425,948
2021	9,511	2,824,330	2,833,841
2022	9,465	2,911,370	2,920,835
2023	8,931	2,960,557	2,969,488
2024	7,258	2,996,646	3,003,904
2025 and beyond	38,755	26,013,434	26,052,189

Total undiscounted fixed minimum lease cost payments	83,349	40,122,856	40,206,205
Less amount representing lease incentive receivables (1)	—	(1,794,191)	(1,794,191)
Less amount representing interest	(30,272)	(16,444,053)	(16,474,325)

Present value of future lease payments	53,077	21,884,612	21,937,689
Less obligations classified as held for sale	—	(897)	(897)
Less current portion of lease obligation	(4,718)	(680,911)	(685,629)

Total long-term lease obligation	$48,359	$21,202,804	$21,251,163

(1)
Lease incentives receivable primarily represent amounts expected to be received by the Company relating to payments for leasehold improvements that are reimbursable pursuant to lease provisions with relevant landlords and receivables for broker commissions earned for negotiating certain of the Company’s leases.